Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Effects of IFRS Adjustments on Finance Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Finance costs	€ 5,580	€ 6,289	[1]
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Finance costs		6,042
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Finance costs		247
IAS 19 adjustment - employees' leaving entitlement [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Finance costs		€ (247)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.